Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0001054102
Registrant Name	INTERPACE BIOSCIENCES, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES